Share-based Payment Arrangements (Details) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended							12 Months Ended
	Nov. 07, 2021	Jun. 07, 2021	Oct. 12, 2020	Apr. 02, 2020	Aug. 31, 2021	Aug. 31, 2020	May 18, 2020	Dec. 23, 2019	Dec. 18, 2019	Apr. 30, 2019	Mar. 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangements (Details) [Line Items]
Stock option granted				$ 151
Options exercise price (in Dollars per share)				$ 0.347								$ 0.346	$ 0.346	$ 0.81
Vesting period				3 years
Exercisable period				7 years				7 years
Fair value of options and grants measured				$ 40
Additional stock option granted				$ 27
Additional stock option exercise price (in Dollars per share)				$ 1.98
Additional vesting period				3 years
Additional exercisable period				4 years
Additional fair value of options and grants				$ 3
Share-based payment arrangements												$ 2,082	$ 2,645	$ 2,019
American depostiory shares (in Shares)												10
Option oustanding												$ 6	$ 6	$ 6
Weighted average contractual life												3 years 10 months 24 days	5 years 10 months 20 days	5 years 6 months 21 days
Restricted Stock Units (RSUs) [Member]
Share-based Payment Arrangements (Details) [Line Items]
Additional fair value of options and grants				54,472
American depostiory shares (in Shares)												10,000
Options [Member]
Share-based Payment Arrangements (Details) [Line Items]
Stock option granted												$ 61
Options exercise price (in Dollars per share)												$ 6
Fair value of options and grants measured												$ 56
Board of Directors [Member]
Share-based Payment Arrangements (Details) [Line Items]
Stock option granted	$ 112	$ 638	$ 232		$ 420		$ 1,853			$ 3,162	$ 3,162	$ 1,463
Options exercise price (in Dollars per share)	$ 0.47	$ 0.47	$ 0.432		$ 0.492		$ 0.421					$ 0.421
Vesting period											3 years
Exercisable period	5 years	5 years	5 years		5 years		5 years					5 years
Fair value of options and grants measured										$ 2,677	$ 2,677
Board of Directors [Member] | Bottom of range [Member]
Share-based Payment Arrangements (Details) [Line Items]
Options exercise price (in Dollars per share)										$ 1.28	$ 1.28
Exercisable period										5 years	5 years
Board of Directors [Member] | Top of range [Member]
Share-based Payment Arrangements (Details) [Line Items]
Options exercise price (in Dollars per share)										$ 1.64	$ 1.64
Exercisable period											7 years
Board of Directors [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Payment Arrangements (Details) [Line Items]
Vesting period	3 years	3 years	3 years		3 years		3 years					3 years
Fair value of options and grants measured	$ 73	$ 406	$ 171		$ 268	$ 2,342	$ 1,845
New Director [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Payment Arrangements (Details) [Line Items]
Stock option granted	$ 112
Officer and Employee [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Payment Arrangements (Details) [Line Items]
Stock option granted		$ 488	$ 232		$ 420		$ 1,853
Chief Executive Officer [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Payment Arrangements (Details) [Line Items]
Stock option granted												$ 1,463
Officer [Member]
Share-based Payment Arrangements (Details) [Line Items]
Stock option granted				$ 178					$ 335
Options exercise price (in Dollars per share)									$ 0.79
Vesting period									3 years
Exercisable period									7 years
Fair value of options and grants measured									$ 221
Chairman Of Board [Member]
Share-based Payment Arrangements (Details) [Line Items]
Stock option granted								$ 400
Options exercise price (in Dollars per share)								$ 0.814
Vesting period								3 years
Fair value of options and grants measured								$ 207
Officers And Directors [Member]
Share-based Payment Arrangements (Details) [Line Items]
Share-based payment arrangements												$ 1,273	$ 1,924	$ 2,409